UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer:          ______________

Central Index Key Number of securitizer:          ______________

_________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor: 0001633283

                              Towd Point Mortgage Trust 2019-3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001771638
Central Index Key Number of underwriter (if applicable): N/A

                              Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

EXPLANATORY NOTE

This is Amendment No. 1 to the Form ABS-15G previously filed on April 5, 2019 (accession no. 0000929638-19-000445).  This form is being filed for the sole purpose of filing additional exhibits to the Form ABS-15G.  No other changes have been made to the form.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.      Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.          Exhibits

99.1          Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
Schedule 1    –  Executive Summary/Narrative
Schedule 2A –  Data Extract
Schedule 2B –  Data Extract
Schedule 3A –  Cure Tracker
Schedule 3B –  Cure Tracker
Schedule 3C –  Cure Tracker
Schedule 4A –  Loan Level
Schedule 4B –  Loan Level
Schedule 4C –  Loan Level
Schedule 5    –  Modification
Schedule 6    –  Data Compare
Schedule 7A –  Tax and Title Report
Schedule 7B –  Tax and Title Report
Schedule 7C –  Tax and Title Report
Schedule 7D –  Tax and Title Report
Schedule 7E –   Tax and Title Report
Schedule 7F –   Tax and Title Report
Schedule 7G –  Tax and Title Report
Schedule 8    –   Pay History
Schedule 9    –   Collection Comments

99.2         Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3         Disclosures required by Rule 15Ga-2 for Clayton Services LLC
Schedule 1    –   Narrative
Schedule 2    –   Conditions Report
Schedule 3    –   Tape Compare
Schedule 4    –   Pay History
Schedule 5    –   RPL Upload
Schedule 6    –   Servicing Comments
Schedule 7    –   RPL Mod Upload

99.4         Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
Schedule 1    –  Compliance Summary
Schedule 2    –  Cure Tracking Report
Schedule 3    –  Exception Report
Schedule 4    –  Itemized Report
Schedule 5    –  Servicing Comment Report
Schedule 6    –  Pay String Report
Schedule 7    –  Data Disc

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 5, 2019

TOWD POINT ASSET FUNDING, LLC (Depositor)

By: /s/ Michael Hitzmann
Name: Michael Hitzmann Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
Schedule 1    –  Executive Summary/Narrative
Schedule 2A –  Data Extract
Schedule 2B –  Data Extract
Schedule 3A –  Cure Tracker
Schedule 3B –  Cure Tracker
Schedule 3C –  Cure Tracker
Schedule 4A –  Loan Level
Schedule 4B –  Loan Level
Schedule 4C –  Loan Level
Schedule 5    –  Modification
Schedule 6    –  Data Compare
Schedule 7A –  Tax and Title Report
Schedule 7B –  Tax and Title Report
Schedule 7C –  Tax and Title Report
Schedule 7D –  Tax and Title Report
Schedule 7E –   Tax and Title Report
Schedule 7F –   Tax and Title Report
Schedule 7G –  Tax and Title Report
Schedule 8    –   Pay History
Schedule 9    –   Collection Comments

99.2       Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3       Disclosures required by Rule 15Ga-2 for Clayton Services LLC
Schedule 1    –   Narrative
Schedule 2    –   Conditions Report
Schedule 3    –   Tape Compare
Schedule 4    –   Pay History
Schedule 5    –   RPL Upload
Schedule 6    –   Servicing Comments
Schedule 7    –   RPL Mod Upload

99.4       Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
Schedule 1    –  Compliance Summary
Schedule 2    –  Cure Tracking Report
Schedule 3    –  Exception Report
Schedule 4    –  Itemized Report
Schedule 5    –  Servicing Comment Report
Schedule 6    –  Pay String Report
Schedule 7    –  Data Disc